OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
OTHER ASSETS
VAT refund receivable	$ 6,225	¥ 43,217	¥ 21,840
Awards receivable from the Exchanges	4,440	30,825	6,943
Prepayment to suppliers	3,036	21,079	5,779
Silver products	556	3,859	5,047
Receivables from customers	176	1,221	910
Acquired software			4,786
Government grant receivable			12,420
Deferred offering costs			5,593
Expense advances to employees	201	1,399	647
Goodwill			102
Deposits and others	7,664	53,222	15,113
Total	$ 22,298	¥ 154,822	¥ 79,180